Income Taxes (Tables)	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income from Continuing Operations before Income Taxes

The U.S. and non-U.S. components of income from continuing operations before income taxes were as follows:

	2013	2012	2011
U.S.	$70.0	$174.6	$134.9
Non-U.S.	56.4	61.5	108.3

Total	$126.4	$236.1	$243.2

Schedule of Significant Components of Income Taxes Related to Continuing Operations

Significant components of income taxes related to continuing operations are as follows:

	2013	2012	2011
Current:
U.S.:
Federal	$45.7	$61.1	$19.2
State	9.2	7.2	2.4
Non-U.S.	22.7	17.5	28.2

Current income tax provision	77.6	85.8	49.8
Deferred:
U.S.:
Federal	(11.7)	5.3	37.8
State	(1.2)	2.4	4.3
Non-U.S.	3.9	1.3	(5.7)

Deferred income tax (benefit) provision	(9.0)	9.0	36.4

	$68.6	$94.8	$86.2

Schedule of Reconciliation of Income Taxes at Statutory Rate and Tax Provision

The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	2013	2012	2011
Notional U.S. federal income taxes at the statutory rate	$44.3	$82.6	$85.1
Adjustments to reconcile to income tax provision:
U.S. state income tax provision, net	4.8	7.1	5.9
Rate difference between non-U.S. and U.S. jurisdictions (1)(2)	(2.2)	(3.5)	(16.8)
Domestic manufacturing deduction	(2.5)	(3.0)	—
Valuation allowances, nonrecurring	3.4	—	—
Adjustments to accrued income tax liabilities and uncertain tax positions (2)	8.6	1.2	(1.0)
Interest on accrued income tax liabilities and uncertain tax positions (2)	4.7	1.1	1.9
Withholding tax, net	0.3	0.4	3.8
Credits, principally research (3)	(6.2)	(0.8)	(4.1)
Permanently nondeductible and nontaxable items	12.0	8.1	8.4
Other	1.4	1.6	3.0

Provision for income taxes	$68.6	$94.8	$86.2

(1)	Excludes non-deductible charges and other items which are broken out separately in the statutory rate reconciliation presented. Also includes the impact of certain valuation allowances.
(2)	Includes impact of items relating to entities retained by Covidien in connection with the Separation.
(3)	Due to the December 31, 2011 tax law expiration, fiscal 2012 includes U.S. Research Credits for only the three months ended December 31, 2011. During fiscal 2013, the legislation was extended, with a retroactive effective date of January 1, 2012. As such, fiscal 2013 includes approximately $2.3 million of credit related to the period January 1, 2012 through September 28, 2012.

Schedule of Unrecognized Tax Benefit Activity

The following table summarizes the activity related to the Company’s unrecognized tax benefits, excluding interest:

	2013	2012	2011
Balance at beginning of fiscal year	$165.5	$168.4	$175.7
Unrecognized tax benefits retained by Covidien	(153.7)	—	—
Unrecognized tax benefits transferred from Covidien	84.2	—	—
Additions related to current year tax positions	3.5	1.3	2.2
Additions related to prior period tax positions	6.6	1.6	1.1
Reductions related to prior period tax positions	(4.3)	(1.9)	(3.9)
Settlements	(1.6)	(1.7)	(6.7)
Lapse of statute of limitations	(0.1)	(2.2)	—

Balance at end of fiscal year	100.1	165.5	168.4
Cash advance paid in connection with proposed settlements	—	(23.5)	(23.5)

Balance at end of fiscal year, net of cash advance	$100.1	$142.0	$144.9

Schedule of Unrecongized Tax Benefits Balance Sheet Location

Unrecognized tax benefits, excluding interest, are reported in the following consolidated and combined balance sheet captions in the amount shown:

	September 27, 2013	September 28, 2012
Accrued and other current liabilities	$23.4	$—
Other income tax liabilities	76.7	13.4
Parent company investment	—	152.1

	$100.1	$165.5

Schedule of Income Taxes Payable

Income taxes payable, including uncertain tax positions and related interest accruals, is reported in the following consolidated and combined balance sheet captions in the amounts shown. Non-current other income tax liabilities also includes anticipated refunds and other items not related to uncertain tax positions.

	September 27, 2013	September 28, 2012
Accrued and other current liabilities	$28.2	$2.6
Other income tax liabilities	153.1	19.4

	$181.3	$22.0

Schedule of Tax Years Subject to Examination

As of September 27, 2013, tax years that remain subject to examination in the Company’s major tax jurisdictions are as follows:

Jurisdiction	Earliest Open Year
U.S.—federal and state	1996
Ireland	2009
Netherlands	2013
Switzerland	2012

Schedule of Deferred Taxes Activity

The components of the net deferred tax (liability) asset at the end of each fiscal year were as follows:

	September 27, 2013	September 28, 2012
Deferred tax assets:
Accrued liabilities and reserves	$53.8	$47.4
Inventories	30.5	36.4
Tax loss and credit carryforwards	53.6	1.2
Environmental liabilities	27.3	66.4
Rebate reserves	43.4	38.1
Indemnification reserves	8.2	14.9
Postretirement benefits	30.2	67.7
Federal and state benefit of uncertain tax positions and interest	47.1	5.7
Deferred intercompany interest	19.2	—
Other	30.8	13.9

	344.1	291.7

Deferred tax liabilities:
Property, plant and equipment	(160.5)	(139.9)
Intangible assets	(113.1)	(89.1)
Investment in partnership	(173.6)	—

	(447.2)	(229.0)

Net deferred tax (liability) asset before valuation allowances	(103.1)	62.7
Valuation allowances	(30.0)	(15.3)

Net deferred tax (liability) asset	$(133.1)	$47.4

Schedule of Deferred Taxes Balance Sheet Location

Deferred taxes are reported in the following consolidated and combined balance sheet captions in the amounts shown:

	September 27, 2013	September 28, 2012
Deferred income taxes (current asset)	$171.1	$119.9
Other non-current assets	7.5	3.8
Accrued and other current liabilities	(1.6)	(2.6)
Deferred income taxes (non-current liability)	(310.1)	(73.7)

Net deferred tax (liability) asset	$(133.1)	$47.4